Provisions and other liabilities - Summary of Present Value of Pension and Other Post Employment Benefits (Details) - Pensions and other post-employment benefits - EUR (€) € in Millions	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset)	€ 3,672	€ 3,445	€ 3,906
Present value of defined benefit obligation
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset)	13,322	12,055	13,012	€ 13,088
Wholly or partly funded defined benefit plans | Present value of defined benefit obligation
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset)	12,057	10,995	11,915
Wholly unfunded defined benefit plans | Present value of defined benefit obligation
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset)	€ 1,265	€ 1,060	€ 1,097